Finance costs and finance income - Reconciliation of fair value measurement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance costs and finance income
Beginning balance	$ 21,614	$ 16,905	$ 17,718
Variation of the fair value in profit and loss	6,657	4,709	(813)
Final balance	$ 28,271	$ 21,614	$ 16,905